DIVIDENDS	12 Months Ended
Dec. 31, 2024
DIVIDENDS
DIVIDENDS

19.  DIVIDENDS

On August 26, 2024, the board of directors of the Company approved the declaration and distribution of a dividend of US$0.0589 per ordinary share, or US$0.0589 per ADS, to such holders as at the close of business on September 11, 2024, Hong Kong Time and New York Time, respectively. The aggregate amount of this dividend was US$33 million, which was paid in cash in October 2024.